Variable Interest Entities (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Housing Equity Fund [Member]
Variable Interest Entities (Textual) [Abstract]
Commitment as a limited partner	$ 1,500,000
Fort Webb, LLLP [Member]
Variable Interest Entities (Textual) [Abstract]
Commitment as a limited partner	$ 480,000